Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Risk Management Notional Amounts And Terms Of Companys Derivative Financial Instruments [Abstract]
Notional Amounts and Terms of Company's Derivative Financial Instruments

The notional amounts and terms of our derivative financial instruments include the following at March 31, 2017 and December 31, 2016:

	March 31, 2017		December 31, 2016
	Fixed Price Payor	Fixed Price Receiver	Fixed Price Payor	Fixed Price Receiver
Propane, crude and heating oil (MMBbls)	12.8	14.0	13.1	15.1

The notional amounts and terms of our derivative financial instruments include the following at December 31, 2016 and 2015:

	December 31, 2016		December 31, 2015
	Fixed Price Payor	Fixed Price Receiver	Fixed Price Payor	Fixed Price Receiver
Propane, crude and heating oil (MMBbls)	13.1	15.1	9.1	10.9